Pay vs Performance Disclosure	12 Months Ended
	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2023 HKD ($)
Pay vs Performance Disclosure
Net Income (Loss)	$ 7,869,531	$ 1,011,521	$ 19,759,446	$ 63,712,561